Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash	$ 222,410	$ 7,799
Inventory	986,674	986,674
Deposits and other assets	94,220	39,704
Prepaid expenses	14,380	11,183
Total current assets	1,317,684	1,045,360
NON-CURRENT ASSETS
Property and equipment, net	26,041	1,404
Intangible assets, net	424,757	435,010
Total non-current assets	450,798	436,414
TOTAL ASSETS	1,768,482	1,481,774
CURRENT LIABILITIES
Accrued payroll and payroll related expenses	3,774,580	3,696,897
Notes payable, current portion, net of discount of $4,592 and $65,173 as of December 31, 2013 and 2012, respectively	9,039,444	3,609,098
Accounts payable	682,319	712,186
Accrued interest	657,092	673,975
Fees payable to directors	468,546	533,001
Lease settlement payable, current portion		251,184
Employee settlement	50,000	50,000
Patent license payable, current	10,000	15,833
Other current liabilities	12,613	4,424
Total current liabilities	14,694,594	9,546,598
NON-CURRENT LIABILITIES
Notes payable, less current portion		500,000
Patent license payable, less current portion	10,000	20,000
Total non-current liabilities	10,000	520,000
COMMITMENTS AND CONTINGENCIES
Total liabilities	14,704,594	10,066,598
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock - $0.001 par value; 150,000,000 shares authorized, 9,488,227 issued and outstanding	9,488	9,488
Additional paid in capital	19,891,702	19,881,825
Deficit accumulated during the development stage	(32,897,657)	(28,536,492)
Total stockholders' equity (deficit)	(12,936,112)	(8,584,824)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	1,768,482	1,481,774
Preferred Series A [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred Stock	40,118	40,118
Preferred Series B [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred Stock	$ 20,237	$ 20,237